United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSRS

Certified Shareholder Report of Registered Management
Investment Companies

Investment Company Act file number: 811-05807

Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Avenue, Suite 120, Milwaukee, Wisconsin 53202
(Address of principal executive offices) (zip code)

Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
205 E. Wisconsin Avenue
Suite 120
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-1107

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS

Eagle Capital Growth Fund, Inc.
2009 Semiannual Report

June 30, 2009

Top Ten Holdings (June 30, 2009)

Company	Market Value	Percentage of Equity Portfolio

Johnson & Johnson	$965,600	5.9%

Colgate-Palmolive Co.	$919,620	5.6%

Stryker Corp.	$874,280	5.3%

Alcon Inc.	$870,900	5.3%

Wyeth	$794,325	4.9%

Franklin Resources Inc.	$792,110	4.8%

Paychex Inc.	$730,800	4.5%

Berkshire Hathaway Inc. (“B”)	$723,933	4.4%

Teleflex Inc.	$717,280	4.4%

Jack Henry & Associates Inc.	$705,500	4.3%

Dear Fellow Shareholders,

During the first six months of 2009, the Fund’s net asset value (“NAV”) fell 1.4% while the S&P 500 (total return basis) rose 3.2%.  The Fund continues to outperform the S&P 500 on a longer term basis, which is our goal.  Short-term fluctuations in stock prices are somewhat irrelevant for long-term investors.

When we look at companies for the Fund, we first evaluate their ability to generate free cash flow.  On the cash-generating front, we pass over the net income statement and look to the cash flow statement.  For capital-intensive companies, cash flow can fall far short of earnings on a regular basis.  For example, a paper company’s earnings can look great until the investor realizes that all or most of those earnings have to be reinvested in a replacement paper mill at $400 to $500 million a pop.   Companies that can generate large amounts of cash beyond their maintenance capital requirements are inherently more valuable.  These companies, awash in cash, can take advantage of more opportunities than companies with high capital demands.  We love companies that can return large amounts of cash to shareholders through, among other things, dividends and share repurchases.  Here’s a list of some of the top positions in the Fund to provide an idea of how they generate their cash:

Company	2008 EPS	2008 Free Cash Flow per share
Johnson & Johnson	$4.57	$4.40
Colgate-Palmolive Co.	$3.66	$2.91
Stryker Corp.	$2.78	$2.47
Alcon Inc.	$6.79	$5.74
Franklin Resources, Inc.	$6.67	$5.62

A recent portfolio addition, Alcon, Inc. (NYSE: ACL), exemplifies our stock-picking philosophy.   Alcon is the No. 1 company worldwide focused on eye health care and treatment.   For 2008, Alcon earned $2.0 billion on $6.3 billion of sales (and sales were up 12.4% over 2007).   Alcon enjoys high gross margins (77% in 2008) and a strong balance sheet; it had over $6 a share in excess cash, net of long-term debt, at year-end 2008.   As noted in the earlier table, for 2008 Alcon had $6.79 in earnings per share and $5.74 in free cash flow per share.   Given the Company’s cash stash and its ongoing ability to generate cash, Alcon has the enviable problem of trying to figure out what to do with all of that cash.   We happily note that Alcon spent $619 million in 2008 on research and development, which works out to 10% of revenues and 28% of operating profits.    Alcon is investing in its future while also generating huge amounts of cash in the meantime.   With strong operating results and investments in the future, it seems that Alcon's future is bright.

The Fund suffered a loss in May when our director Ben Smith died.  Ben had extensive business and investment experience, and had been a valued director of the Fund since 1996.  Ben will be remembered for his wise counsel and sense of humor.  He will be missed.

We remind shareholders that the Fund maintains a direct investment option as part of its dividend reinvestment plan/cash purchase plan (“DRIP”) which allows shareholders to increase their Fund holdings through the plan.  Additional information about the DRIP is available through the Fund’s transfer agent (American Stock Transfer & Trust) or at the Fund’s website
(www.eaglecapitalgrowthfund.com).

Despite all of the market fluctuations, our investment strategy remains the same.  We are confident in the long-range outlook for equities, particularly equities in growth companies, and see no reason to depart from a strategy that has proven successful over the Fund’s 20-year history.

Thank you for your continued support.

Luke E. Sims	David C. Sims
e-mail: luke@simscapital.com	e-mail: dave@simscapital.com
(414) 530-5680	(414) 765-1107

July 10, 2009

Eagle Capital Growth Fund, Inc.
Statement of Assets and Liabilities
As of June 30, 2009 (unaudited)

Assets

Common stock--at market value (cost $15,541,207)	$16,347,723
Cash and cash-equivalents	429,537
Short-term interest receivable	6
Dividends receivable	17,225
Prepaid fees	9,735
Miscellaneous receivable	7,561
		$16,811,787
Liabilities

Accounts payable	$2,453
Accrued expenses	11,525
		$13,978

Total net assets		$16,797,809

Shareholders' Equity

Common stock- $0.001 par value per share; authorized 50,000,000 shares, outstanding 2,975,426 shares	$2,977
Paid-in capital	16,248,243
Undistributed net investment income	101,440
Undistributed capital losses	(361,367)
Unrealized appreciation on investments	806,516

Shareholders' equity		$16,797,809

Net asset value per share		$5.65

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income

Dividends	$227,019
Interest	21
Miscellaneous	1,180
Total investment income		$228,220

Expenses

Advisory fees	$57,593
Legal fees	14,131
Insurance	9,576
Transfer agent	8,425
Directors’ fees and expenses	10,014
Custodian fees	3,750
Listing fee	7,438
Other fees and expenses	16,465
Total expenses		$127,392

Net investment income			$100,828

Realized Gain and Unrealized Appreciation on Investments

Realized gain on investments:
Proceeds from sale of investment securities	$2,487,233
Less: cost of investment securities sold	2,848,601
Net realized gain on investments		$(361,368)

Unrealized appreciation on investments:
Unrealized appreciation at end of period	$806,516
Less: unrealized appreciation at beginning of period	800,081
Net change in unrealized appreciation on investments		$6,435
Net realized gain and unrealized appreciation on investments			$(354,933)

Net decrease from operations			$(254,105)

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Statements of Changes in Net Assets

	Year Ended December 31, 2008	Six Months Ended June 30, 2009

From Operations:

Net investment income	$164,698	$100,828
Net realized gain on investments	880,463	(361,368)
Net change in unrealized appreciation on investments	(8,106,301)	6,435

Net increase (decrease) from operations	$(7,061,140)	$(254,105)

Distributions to Shareholders from:

Net investment income	(154,552)	--
Net realized gain from investment transactions	(880,463)	--

Total distribution	$(1,035,015)	--

From Capital Stock Transactions:

Dividend reinvestment	157,038	--
Cash purchases
Net increase from capital stock transactions	--	--
Increase (decrease) in net assets	$157,038	--

Total Net Assets:

Beginning of year	$24,991,031	$17,051,914
End of period (including undistributed net investment income of $614 and $101,442)	17,051,914	16,797,809

Shares:
Shares issued to shareholders under the Dividend
Reinvestment and Cash Purchase Plan	28,344	0

Shares at beginning of year	2,947,082	2,975,426
Shares at end of period	2,975,426	2,975,426

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Financial Highlights (A)

For the periods ended:	2004	2005	2006	2007	2008	June
						30, 2009

Net asset value at beginning of year	$8.99	$9.63	$9.58	$9.55	$8.48	$5.73

Net investment income	$0.01	$0.07	$0.08	$0.07	$0.05	$0.03
Net realized gain and unrealized appreciation (loss) on investments	$0.81	$0.05	$1.07	$(0.26)	$(2.45)	$(0.11)

Total from investment operations	$0.82	$0.12	$1.15	$(0.19)	$(2.40)	$(0.08)

Distribution from:
Net investment income	$(0.01)	$(0.07)	$(0.08)	$(0.08)	$(0.05)	$0.00
Realized gains	$(0.17)	$(0.10)	$(1.10)	$(0.80)	$(0.30)	$0.00
Total distributions	$(0.18)	$(0.17)	$(1.18)	$(0.88)	$(0.35)	$0.00

Net asset value at end of period	$9.63	$9.58	$9.55	$8.48	$5.73	$5.65

Per share market price, end of period last traded price (B)	$7.83	$8.70	$8.00	$8.30	$5.00	$4.90

Total Investment Return (C):

Based on market value:
1 Year (annualized)	(3%)	13%	4%	12%	(34%)	(10%)
5 Year	7%	3%	3%	5%	(4%)	1%
10 Year	13%	9%	7%	3%	2%	2%
From inception	9%	9%	9%	11%	7%	7%

Based on net asset value
1 Year (annualized)	9%	1%	13%	(2%)	(28%)	(17%)
5 Year	6%	2%	5%	8%	(3%)	(4%)
10 Year	13%	9%	9%	7%	1%	1%
From inception	11%	10%	10%	11%	8%	7%
Net assets, end of year (000s omitted)	$26,873	$26,760	$26,660	$24,991	$17,052	$16,798
Ratios to average net assets (annualized):
Ratio of expenses to average net assets	1.80%	1.46%	1.50%	1.64%	1.69%	1.42%

Ratio of net investment income to average net assets (annualized):	0.11%	0.72%	0.85%	0.81%	0.74%	1.12%

Portfolio turnover (annualized):	7%	4%	7%	16%	37%	27%
Average commission paid per share	$0.10	$0.08	$0.06	$0.02	$0.01	$0.01

(A)  All per share data for the periods shown has been restated to reflect the effect of a 15% stock dividend that was declared on April 21, 2005, and paid on May 23, 2005 to shareholders of record on May 13, 2005.

(B)  If there was no sale on the valuation date, the bid price for each such date is shown.

(C)  Sims Capital Management LLC became the investment advisor to the Fund on June 1, 2007.

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of June 30, 2009) (unaudited)

	Shares	Cost	Market Value	Percent of Total Investments
Consumer
Alcon Inc.	7,500	677,524	870,900
Colgate-Palmolive Co.	13,000	322,390	919,620
PepsiCo Inc.	10,000	168,296	549,600
			$2,340,120	(13.9%)
Data Processing
Automatic Data Processing, Inc.	15,000	522,202	531,600
Jack Henry & Associates Inc.	34,000	626,877	705,500
Paychex Inc.	29,000	796,569	730,800
Total Systems Services, Inc.	13,065	177,851	174,940
			$2,142,840	(12.8%)
Drug/Medical Device
Johnson & Johnson	17,000	731,295	965,600
Medtronic, Inc.	17,000	850,214	593,130
Pfizer Inc.	21,500	220,137	322,500
Stryker Corp.	22,000	180,012	874,280
Teleflex Inc.	16,000	545,608	717,280
Wyeth	17,500	786,923	794,325
Zimmer Holdings Inc.*	1,000	81,859	42,600
			$4,309,715	(25.7%)
Bank
CIT Group, Inc.*	15,000	386,655	32,250
Citigroup Inc.*	17,000	140,100	50,490
Marshall & Ilsley Corp.	5,000	167,716	24,000
State Street Corp.	6,000	54,688	283,200
			$389,940	(2.3%)
Industrial
Emerson Electric Co.	20,000	335,278	648,000
General Electric Co.	35,000	677,544	410,200

Graco Inc.	28,750	1,061,832	633,075
Manitowoc Company Inc.	65,000	1,269,708	341,900
Sigma Aldrich Corp.	7,000	58,094	346,920
			$2,380,095	(14.2%)
Mutual Fund Managers

Eaton Vance Corp.	25,000	601,064	668,750
Franklin Resources Inc.	11,000	996,353	792,110
T. Rowe Price	5,000	151,651	208,350
			$1,669,210	(9.9%)
Insurance
AFLAC Inc.	16,500	79,484	512,985
Berkshire Hathaway Inc "B"*	250	897,744	723,933
			$1,236,918	(7.4%)
Retail/Distribution
The Home Depot, Inc.	26,500	1,039,592	626,195
Lowe's Companies Inc.	10,000	254,089	194,100
Sysco Corp.	27,000	309,199	606,960
			$1,427,255	(8.5%)
Software
Microsoft Corporation	19,000	372,659	451,630
			$451,630	(2.7%)

Total common stock investments			$16,347,723

Cash and cash equivalents (2.6% of total investments)			429,537

Total investments			$16,777,260

All other assets less liabilities			20,549

Total net assets			$16,797,809

*Non-dividend paying security

See Notes to Financial Statements.

Notes to Financial Statements

(1)	Organization.

Eagle Capital Growth Fund, Inc., a Maryland corporation (“Fund”), is a diversified closed-end investment company subject to the Investment Company Act of 1940.  The Fund changed its corporate name from “NAIC Growth Fund, Inc.” to its current name at the end of May, 2008.

(2)	Significant Accounting Policies.

The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the Notes to the Financial Statements:

Dividends and distributions—Dividends from the Fund’s net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually.

Investments—Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes.  If no such price is available on the valuation date, the Board of Directors has determined that the most recent market price be used.  The Fund uses the amortized cost method to determine the carrying value of short-term debt obligations.  Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value.  Any discount or premium is amortized from the date of acquisition to maturity.  Investment security purchases and sales are accounted for on a trade date basis.  Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income taxes—The Fund intends to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies such as the Fund.  The Fund plans to distribute annually at least 90% of its taxable income, including net long-term capital gains, to its shareholders.  In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year an amount equal to at least 98% of its net investment income and 98% of its net realized capital gains (including undistributed amounts from previous years).

The following information is based upon the Federal income tax basis of portfolio investments as of June 30, 2009:

Gross unrealized appreciation	$4,486,281
Gross unrealized depreciation	(3,679,765)
Net unrealized appreciation	$806,516

Federal income tax basis	$15,541,207

Expenses—The Fund’s service providers bear all of their expenses in connection with the performance of their services.  The Fund bears all of its expenses incurred in connection with its operations including, but not limited to, investment advisory fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareholder reporting and other related costs.  As noted in Note 3, the Fund’s investment advisor, as part of its responsibilities under the Investment Advisory Agreement, is required to provide certain internal administrative services to the Fund at such investment advisor’s expense.  The Investment Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first $10 million of the Fund’s average net assets, one and a half percent (1.5%) of the next $20 million of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year.  Any excess expenses are the responsibility of the investment advisor.

Fair Value Accounting—Effective January 1, 2008, the Fund adopted SFAS 157.  SFAS 157 established a framework for measuring fair value and expands disclosure about fair value measurements.  SFAS 157 was issued to bring conformity to the definition of fair value; prior to SFAS 157 there was no conformity in the accounting guidance regarding the definition of fair value.

Valuation Hierarchy
SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets in which the Fund can participate.
Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, and include inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Assets
Common Stock Investments

All of the Fund’s common stock investments are classified within Level 1 of the valuation hierarchy as quoted price are available in an active market.
The following table presents the financial instruments carried at fair value as of June 30, 2008, as indentified on the Statement of Assets and Liabilities and by the SFAS 157 hierarchy (as described above):
Assets measured at fair value on a recurring basis as of June 30, 2008:

	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2		Significant Unobservable Inputs Level 3		Balance at June 30, 2008

Common Stock
Investments	$16,347,723	$	---	$	---	$16,347,723

(3)	Certain Service Providers Arrangements

Investment advisor—For its services under the Investment Advisory agreement, the investment advisor receives a monthly fee calculated at an annual rate of three-quarters of one percent (0.75%) of the weekly net asset value of the Fund, as long as the weekly net asset value is at least $3.8 million.  The investment advisor is not entitled to any compensation for any week in which the average weekly net asset value falls below $3.8 million.  Pursuant to the Investment Advisory Agreement, the investment advisor is required to provide certain internal administrative services to the Fund at the investment advisor’s expense.

Effective June 1, 2007, following shareholder approval of the Investment Advisory Agreement, Sims Capital Management LLC (“SCM”) began serving as the Fund’s investment advisor.  Pursuant to the Investment Advisory Agreement, SCM is responsible for the management of the Fund’s portfolio, subject to oversight by the Fund’s Board of Directors.  SCM is 50 percent owned by the President and CEO who is also Director of the Fund who is also an owner of more than five percent of the Fund’s outstanding shares.  A family member of the same President and CEO owns the remaining 50 percent of SCM.

Custodian—LaSalle Bank, NA (“LaSalle”), an affiliate of Bank of America Corporation, serves as the Fund’s custodian pursuant to a custodian agreement.  As the Fund’s custodian, LaSalle receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee.

Transfer Agent—Transfer agent American Stock Transfer & Trust Company (“AST”) serves as the Fund’s transfer agent and dividend disbursing agent pursuant to custody agreements.  AST receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement for its out-of-pocket expenses.  AST also acts as the agent under the Fund’s Dividend Reinvestment and Cash Purchase Plan.

(4)	Dividend Reinvestment and Cash Purchase Plan.

The Fund has a Dividend Reinvestment and Cash Purchase Plan (“Plan”) which allows shareholders to reinvest cash dividends and make cash contributions.  Pursuant to the terms of the DRIP, cash dividends may be used by the DRIP agent to either purchase shares from the Fund or in the open market, depending on the most favorable pricing available to DRIP participants.  Voluntary cash contributions from DRIP participants are used to purchase Fund shares in the open market.  A complete copy of the DRIP is available on the Fund’s website (www.eaglecapitalgrowthfund.com) or from AST, the DRIP agent.

(5)	Fund Investment Transactions

Purchases and sales of securities, other than short-term securities, for the six-month period ended June 30, 2009 were $2,417,646 and $2,487,230, respectively.

(6)	Financial Highlights.

The Financial Highlights present a per share analysis of how the Fund’s net asset value has changed during the periods presented.  Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements.  The total investment return based on market value assumes that shareholders bought into the Fund at the bid price and sold out of the Fund at the bid price.  In reality, shareholders buy into the Fund at the asked price and sell out of the Fund at the bid price.  Therefore, actual returns may differ from the amounts shown.

2008 Annual Shareholder Meeting

The Fund’s 2008 annual meeting of shareholders (“Annual Meeting”) was held on April 16, 2009, for the following purposes:

1.	To elect a Board of seven (7) Directors.

2.	To ratify the selection of Plante & Moran, PLLC as the independent registered public accountants of the Fund for the calendar year ending December 31, 2009.

The following directors were elected under Proposal 1: Robert M. Bilkie, Jr., Phillip J. Hanrahan, Carl A. Holth, Peggy L. Schmeltz, Luke E. Sims, Benedict J. Smith, and Neal F. Zalenko.  Under Proposal 2, shareholders ratified the selection of Plante & Moran, PLLC as the Fund’s independent registered public accountants for the 2009 calendar year.

Tabulation Report
Proposal 1 – Election of Directors
	For	Withheld
Robert M. Bilkie, Jr.	1,847,089	105,663
Phillip J. Hanrahan	1,818,414	134,338
Carl A. Holth	1,839,751	113,001
Peggy L. Schmeltz	1,840,604	112,147
Luke E. Sims	1,838,010	114,742
Benedict J. Smith	1,839,639	113,112
Neal F. Zalenko	1,833,225	119,527

Proposal 2 –Selection of Plante & Moran, PLLC
For	Against	Abstain	Withheld
1,849,702	59,080	37,804	0

Total shares issued and outstanding on record date: 2,975,426

Compensation.

The following table sets forth the aggregate compensation paid to all Fund directors for the six-month period ended June 30, 2009.  Directors who are not “interested persons” of the Fund receive an annual retainer of $3,000 a year, paid in equal quarterly installments.  Directors who are “interested persons” of the Fund are not entitled to receive directors’ fees.  Directors are reimbursed for out-of-pocket expenses in connection with attending Board meetings.

Luke E. Sims, who is deemed to be an “interested person” of the Fund, is not entitled to receive directors’ fees from the Fund by reason of his relationship to the Fund’s investment advisor.

No Fund officer receives compensation in his capacity as an officer of the Fund.  Fund officers are: Luke E. Sims, President and Chief Executive Officer; Christopher J. Dine, Secretary; and David C. Sims, Chief Financial Officer and Chief Compliance Officer.  Robert M. Bilkie, Jr. is the Fund’s Chairman, a non-executive, non-officer position.

The Fund is not part of a mutual fund complex.

Directors who are “interested persons” of the Fund:

Name, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Complex paid to Directors

Luke E. Sims,
Director, President,CEO	None	None	None	None

Directors who are not “interested persons” of the Fund:

Name, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Complex paid to Directors

Robert M. Bilkie, Jr.,
Director	$1,500	None	None	$1,500

Phillip J. Hanrahan,
Director	$1,500	None	None	$1,500

Carl A. Holth,
Director	$1,500	None	None	$1,500

Peggy L. Schmeltz,
Director	$1,500	None	None	$1,500

Neal F. Zalenko,
Director	$1,500	None	None	$1,500

Board of Directors
Robert M. Bilkie, Jr.	Carl A. Holth	Phillip J. Hanrahan
Chairman of the Board	Director	Director
Southfield, MI	Clinton Twp., MI	Milwaukee, WI
Peggy L. Schmeltz	Luke E. Sims	Neal Zalenko
Director	President & Chief Executive Officer	Director
Bowling Green, OH	Milwaukee, WI	Birmingham, MI

Shareholder Information

Trading.   Fund shares trade under the symbol GRF on the NYSE Alternext US (formerly the American Stock Exchange).

Fund Stock Repurchases.   The Fund is authorized, from time to time, to repurchase its shares in the open market, in private transactions or otherwise, at a price or prices reasonably related to the then prevailing market price.

Dividend Reinvestment and Cash Purchase Plan.   By participating in the Fund’s Dividend Reinvestment and Cash Purchase Plan (“Plan”), you can automatically reinvest your cash dividends in additional Fund shares without paying brokerage commissions.   You can secure a copy of the Plan from the Fund’s website (www.eaglecapitalgrowthfund.com) or by contacting American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, NY 11219, telephone number (800) 937-5449.

Dividend Checks/Stock Certificates/Address Changes/Etc.   If you have a question about lost or misplaced dividend checks or stock certificates, have an address change to report, or have a comparable shareholder issue or question, please contact the Fund’s transfer agent, American Stock Transfer and Trust Company, 6201 15th Avenue, Brooklyn, NY 11219, telephone number (800) 937-5449.

Proxy Voting.   The Fund typically votes by proxy the shares of portfolio companies.   If you’d like information about the policies and procedures that the Fund follows in voting, or how the Fund has voted on a particular issue or matter during the most recent 12-month period ended June 30, 2008, you can get that information (Form N-PX) from the SEC’s website (www.sec.gov) or the Fund’s website (www.eaglecapitalgrowthfund.com), or by calling the Fund at (414) 765-1107 (collect) or by sending an e-mail request (to dave@simscapital.com).

Fund Privacy Policy/Customer Privacy Notice (January 1, 2009).   We collect nonpublic personal information about you from the following sources:  (i) information we receive from you on applications or other forms and (ii) information about your transactions with us or others.   We do not disclose any nonpublic personal information about you to anyone, except as permitted by law, and as follows.   We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.   If you decide to close your account(s) or no longer be a shareholder of record, we will adhere to the privacy policies and practices as described in this notice.   We restrict access to your personal and account information to those employees who need to know that information to provide services to you.  We maintain physical, electronic, and procedural safeguards to guard you nonpublic personal information.  In this notice, the term “we” refers to the Fund, Eagle Capital Growth Fund, Inc.

Additional Information.   The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (SEC) as of the end of the first and third calendar quarters on SEC Form N-Q.   You can obtain copies of these filings, and other information about the Fund, from the SEC’s website (www.sec.gov) or from the Fund’s website (www.eaglecapitalgrowthfund.com), or by calling the Fund at (414) 765-1107.  The Fund’s Forms N-Q can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and you can obtain information about the operation of the Public Reference Room by calling the SEC at (800) 732-0330.

Electronic Distribution of Shareholder Reports and Other Communications.   If you’d like to receive copies of the Fund’s annual reports, semiannual reports, proxy statement, press releases and other comparable communications electronically, please provide your e-mail address to dave@simscapital.com.  By providing your e-mail address to the Fund, you are consenting to the Fund sending the identified materials to you by e-mail.

General Inquiries.   If you have a question or comment on any matter not addressed above, please contact the Fund (Eagle Capital Growth Fund, Inc.) at, 205 E. Wisconsin Ave., Suite 120, Milwaukee, WI 53202, telephone number (414) 765-1107, or the Fund’s investment advisor, Sims Capital Management LLC (dave@simscapital.com).

ITEM 2.	CODE OF ETHICS

Not required for the semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for the semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for the semi-annual report.

ITEM 6.	INVESTMENTS.

The Fund’s investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required for the semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for the semi-annual report.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(i) As of June 30, 2009, an evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant’s President and Chief Executive Officer (the principal executive officer) and the Chief Financial Officer (the principal financial officer). Based on that evaluation, the registrant’s President and Chief Executive Officer and Chief Financial Officer concluded that the registrant’s controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time periods required by the Commission’s rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate, to allow timely decisions regarding required disclosure.

(ii) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(A) (1)	Not applicable.

(A) (2)(i)	Certification of principal executive officer as required by Rule 30a-2(a) under the Act, — attached hereto as Exhibit 99.1.

(A)(2)(ii)	Certification of principal financial officer as required by Rule 30a-2(a) under the Act, — attached hereto as Exhibit 99.2.

(B)	Certification pursuant to Rule 30a-2(b) and 18 U.S.C. Section 1350, — attached as Exhibit 99.3.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL GROWTH FUND, INC.

By:	/s/ Luke E. Sims
Luke E. Sims
President and Chief Executive Officer

Date:	August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Luke E. Sims
Luke E. Sims
President and Chief Executive Officer (principal executive officer)

By:	/s/ David C. Sims
David C. Sims
Chief Financial Officer (principal financial officer)

Date:	August 4, 2009